Condensed Consolidated Statements of Changes in Equity - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (loss)	Statutory Reserve	Retained Earnings	Total Stockholders' Equity	Non-Controlling Interest	Total
Balance at Sep. 30, 2018	$ 11,932	$ 11,322,819	$ (222,830)	$ 229,512	$ 6,996,837	$ 18,338,270	$ 875,372	$ 19,213,642
Balance (in shares) at Sep. 30, 2018	11,932,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares for convertible notes redemption	$ 131	485,077				485,208		485,208
Issuance of common shares for convertible notes redemption (in shares)	131,223
Beneficial conversion feature associated with convertible notes		670,618				670,618		670,618
Issuance of warrants associated with convertible notes		1,819,997				1,819,997		1,819,997
Foreign currency translation gain			662,891			662,891	20,723	683,614
Net loss					(170,076)	(170,076)	(1,015)	(171,091)
Balance at Mar. 31, 2019	$ 12,063	14,298,511	440,061	229,512	6,826,761	21,806,908	895,080	22,701,988
Balance (in shares) at Mar. 31, 2019	12,063,223
Balance at Sep. 30, 2019	$ 12,590	15,762,867	(1,195,866)	597,528	6,321,384	21,498,503	839,048	22,337,551
Balance (in shares) at Sep. 30, 2019	12,589,857
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares for convertible notes redemption	$ 3,306	2,269,319				2,272,625		2,272,625
Issuance of common shares for convertible notes redemption (in shares)	3,306,428
Foreign currency translation gain			198,666			198,666	6,124	204,790
Net loss					(57,052)	(57,052)	(6,755)	(63,807)
Balance at Mar. 31, 2020	$ 15,896	$ 18,032,186	$ (997,200)	$ 597,528	$ 6,264,332	$ 23,912,742	$ 838,417	$ 24,751,159
Balance (in shares) at Mar. 31, 2020	15,896,285